Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred assets:
Net operating loss carryforwards	$ 6,618	$ 4,492
Research credit carryforwards	2,803	1,991
Stock compensation	1,703	1,373
Deferred revenue	1,768	772
Operating lease liabilities	3,088	577
Other	1,488	1,015
Valuation allowance for deferred tax assets	(526)	(403)
Net deferred tax assets	16,942	9,817
Deferred tax liabilities:
Identified intangibles	(35,114)	(37,479)
Operating lease assets	(2,973)	(560)
Other	(817)	(703)
Net deferred tax liabilities	(38,904)	(38,742)
Deferred income taxes, net	$ (21,962)	$ (28,925)